REPORTING ENTITY	12 Months Ended
Dec. 31, 2022
REPORTING ENTITY
REPORTING ENTITY

1) REPORTING ENTITY

These annual audited Consolidated Financial Statements (“Consolidated Financial Statements”) and notes present the financial position and results of Enerplus Corporation (the “Company” or “Enerplus”) including its Canadian and United States (“U.S.”) subsidiaries. Enerplus is a North American crude oil and natural gas exploration and development company. Enerplus is publicly traded on the Toronto and New York stock exchanges under the ticker symbol ERF. Enerplus’ corporate offices are located in Calgary, Alberta, Canada and Denver, Colorado, United States.